Restricted Cash (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Security deposit	$ 1,000,000
Line of Credit		$ 500,000
Metropolitan Commercial bank [Member]
Line of Credit	$ 1,000,000